SUBSEQUENT EVENTS (Details Narrative) (Acquisition of AFI, Jan 18, 2012)	9 Months Ended
Sep. 30, 2012
Acquisition of AFI, Jan 18, 2012
Common shares issued in the acquisition of Aviation Fuel International, Inc.	7,400,000